Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract] [Standard Label]
Segment Reporting

Note 15. Segment Reporting

In accordance with ASC 280, operating segments are defined as components of an enterprise about which separate financial information is available that is regularly reviewed by the CODM in assessing performance and deciding how to allocate resources. The Company’s CODM is its CEO, who performs such assessments and allocates resources based on information at the consolidated level.

The Company’s two reportable segments are: (1) Deep Isolation US & EMEA and (2) Freestone. See Note 2 for a description of the Company’s reportable segments. The Company had no inter-segment sales for the years presented.

The Company’s income statements by segment, significant segment expenses, and segment assets are presented below (in thousands):

	Year Ended December 31, 2025
	Deep Isolation US & EMEA	Freestone	Total
Revenues	$2,494	$3,642	$6,136
Cost of services	1,093	1,541	2,634
Depreciation and amortization expense	1	114	115
Selling, general and administrative expenses	7,232	1,521	8,753
Research and development costs	404	-	404
Operating (loss) income	$(6,236)	$466	$(5,770)
Other income, net	433	2	435
Segment (loss) income before income tax	$(5,803)	$468	$(5,335)
Income tax expense	1	-	1
Segment (loss) income	$(5,804)	$468	$(5,336)
	As of December 31, 2025
	Deep Isolation US & EMEA	Freestone	Total
Cash and cash equivalents	$25,926	$1,508	$27,434
Accounts receivable, net	140	299	439
Contract assets	44	231	275
Other current assets	641	31	672
Property, plant and equipment, net	66	62	128
Intangible assets, net	-	73	73
Finance lease right-of-use assets	-	11	11
Operating lease right-of-use assets	-	269	269
Other non-current assets	140	-	140
Goodwill	-	182	182

	Year Ended December 31, 2024
	Deep Isolation US & EMEA	Freestone	Total
Revenues	$2,877	$4,176	$7,053
Cost of services	1,841	1,824	3,665
Depreciation and amortization expense	2	108	110
Selling, general and administrative expenses	2,886	1,256	4,142
Research and development costs	202	-	202
Operating (loss) income	$(2,054)	$988	$(1,066)
Other income/(expense), net	182	(109)	73
Segment (loss) income before income tax	$(1,872)	$879	$(993)
Income tax (benefit) expense	1	-	1
Segment (loss) income	$(1,873)	$879	$(994)

	As of December 31, 2024
	Deep Isolation US & EMEA	Freestone	Total
Cash and cash equivalents	$944	$1,205	$2,149
Accounts receivable, net	348	651	999
Contract assets	20	91	111
Other current assets	50	30	80
Property, plant and equipment, net	3	52	55
Intangible assets, net	-	153	153
Finance lease right-of use assets	-	14	14
Operating lease right-of-use assets	4	383	387
Goodwill	-	182	182

Geographical Information

The Company is domiciled in the United States, but also has operations in EMEA (UK). The following table summarizes net sales by geographic area (in thousands):

	Year Ended December 31,
	2025	2024
U.S.	$6,058	$6,555
EMEA	78	498
Total	$6,136	$7,053

The following table summarizes long-lived assets by geographic area (in thousands):

	As of December 31,
	2025	2024
U.S.	$481	$609
EMEA	-	-
Total	$481	$609

Major Customers

During the years ended December 31, 2025 and 2024, four customers, accounted for approximately 81% and 90%, respectively, of the Company’s revenue as follows (in thousands):

	Year Ended December 31,
	2025		2024
	$	%	$	%
Revenue earned from the U.S. Department of Energy	$719	12%	$1,529	22%
Revenue earned from the CPCCO	2,117	35%	2,792	40%
Revenue earned from Oklo	668	11%	342	5%
Revenue earned from the H2C (formerly WRPS)	1,109	24%	1,490	24%
Total revenues from major customers	$4,613	81%	$6,153	90%